Note 23 - Fees to Auditors (Tables)	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of detailed information about auditors' remuneration [text block]
	Years Ended December 31,
	2024	2023
	(USD in thousands)
Audit fees	$297	$309
Audit related fees	190	94
Other fees	198	57
Total fees	$685	$460